Risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial risk management [Line Items]
Disclosure Of Detailed Information About The Carrying Values For Financial Assets And Liabilities Denominated In Foreign Currencies [Text Block]
The following table sets out the carrying amount for financial assets and liabilities with exchange exposure denominated as of December 31, 2018 and 2017:

(in US$Million)	2018	2017
Cash and cash equivalents	514	1,203
Other financial assets	2,138	1,072
Trade receivables and payables, net	(202)	(7)
Loans and borrowings	(9,689)	(12,590)
Other assets and liabilities, net	63	-
Net liability position	(7,176)	(10,322)

Sensitivity analysis for types of market risk [text block]
The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2018:

Scenario / Variation in the exchange rate	Effect on income before taxes (+/–)	Effect on other comprehensive income (+/–)
1%	(10,887)	222,315
5%	(54,433)	1,111,577

Disclosure of detailed information about hedging instruments [text block]
The following is the movement of foreign currency debt designated as a non–derivative hedging instrument for the years ended December 31, 2018 and 2017:

(US$Million)	2018	2017
Hedging instrument at the beginning of the period	3,332	5,312
Reassignment of hedging instruments	3,366	1,803
Realization of exports	(3,366)	(1,803)
Capital payments (1)	(2,032)	(1,980)
Hedging instrument at the end of the period	1,300	3,332

(1)
On December 27, 2018, Ecopetrol S.A. paid in advance the entire 10-year international bond issued in 2009, whose nominal value was USD$
1,500
million. Equally, on June 30, 2017, Ecopetrol prepaid the entire outstanding balance of the international syndicated loan whose nominal value was US$
1,925
million and original maturity date was in February 2020.

Disclosure of detailed information about movement of other comprehensive income by item explanatory [text Block]
The following is the movement of accumulated foreign currency gains and losses in respect of the cash flow hedge recognized in other comprehensive income for the years ended
December 31, 2018
,
2017
and
2016
:

	2018	2017	2016
Opening balance	(159,295)	(244,131)	217,291
Exchange difference	704,871	15,933	(724,395)
Reclassification to profit or loss	128,404	160,772	(33,074)
Ineffectiveness	(35,617)	(9,247)	–
Deferred income tax	(264,284)	(82,622)	296,047
Closing balance	374,079	(159,295)	(244,131)

Disclosure of detailed information about expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss [Table Text Block]
The expected reclassification of the cumulative exchange rate difference in other comprehensive income to the profit or loss statement, is as follows:

Year	Before taxes	Taxes	After taxes
2019	(375,261)	123,836	(251,425)
2020	(45,940)	15,160	(30,780)
2021	(48,203)	15,907	(32,296)
2022	(48,203)	15,907	(32,296)
2023	(34,878)	7,596	(27,282)
	(552,485)	178,406	(374,079)

Analysis of age of financial assets that are past due but not impaired [text block]
Ecopetrol does not have a significant concentration of credit risk. An aging analysis of the accounts receivable portfolio in arrears, but not impaired, as of December 31,
2018 and 2017 is as follows:

	2018	2017
Less than 3 months overdue	157,608	65,354
Between 3 and 6 months overdue	41,263	1,131
More than 6 months overdue	93,657	79,688
	292,528	146,173

Disclosure of financial instruments by type of interest rate [text block]
The following table provides information about the sensitivity of the Ecopetrol Business Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

	Effect on profit or loss (+/–)		Effect on Other Comprehensive Income (+/–)
	Financial assets	Financial Liabilities	Plan assets
+100 basis points	(71,123)	240,711	(513,699)
–100 basis points	71,123	(94,062)	527,058

Disclosure of how entity manages liquidity risk [text block]
The following is a summary of the maturity of financial liabilities as of December 31, 2018. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$
3,249.75
per U.S. dollar. Consequently, these amounts may not reconcile with the amounts disclosed on the consolidated statement of financial position:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	3,570,843	16,093,120	20,942,328	19,300,708	59,906,999
Trade and other payables	8,945,790	30,522	–	–	8,976,312
Total	12,516,633	16,123,642	20,942,328	19,300,708	68,883,311

Disclosure of detailed information about levearage ratio [Text Block]
Net financial debt is calculated by taking short–term and long–term loans and borrowings less cash and cash equivalents and investments in securities as of December 31 of each year. The level of leverage is calculated as the ratio between net financial debt and the sum of equity and net financial debt. The following is the information of these indicators as of December 31, 2018 and 2017:

	2018	2017
Loans and borrowings (Note 18)	38,062,645	43,547,835
Cash and cash equivalents (Note 6)	(6,311,744)	(7,945,885)
Other financial assets (Note 9)	(8,147,815)	(6,533,725)
Net financial debt	23,603,086	29,068,225
Equity (Note 22)	57,107,780	48,215,699
Leverage	29.24%	37.61%

Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial risk management [Line Items]
Disclosure of detailed information about hedging instruments [text block]
The following is the movement of accumulated foreign currency gains and losses in respect of the net investment hedge recognized in other comprehensive income for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Opening balance	97,362	155,359	–
Exchange difference	1,381,900	(86,892)	231,879
Ineffectiveness	378	329	–
Deferred income tax	(410,324)	28,566	(76,520)
Closing balance	1,069,316	97,362	155,359